UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew Ford
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5092
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew Ford                     New York, NY                      3/03/2004
---------------                     ------------                      ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           92
                                         -----------
Form 13F Information Table Value Total:     $103,415
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFLAC INC                      COM              001055102      896   24765 SH       SOLE              24765      0    0
AGILENT TECHNOLOGIES INC       COM              00846U101      539   18445 SH       SOLE              18445      0    0
AMBAC FINL GROUP INC           COM              023139108      994   14320 SH       SOLE              14320      0    0
AMERICAN INTL GROUP INC        COM              026874107     2012   30350 SH       SOLE              30350      0    0
AMGEN INC                      COM              031162100     1985   32119 SH       SOLE              32119      0    0
ANHEUSER BUSCH COS INC         COM              035229103     1132   21480 SH       SOLE              21480      0    0
APACHE CORP                    COM              037411105     1888   23280 SH       SOLE              23280      0    0
APOLLO GROUP INC               CL A             037604105      848   12505 SH       SOLE              12505      0    0
APPLERA CORP                   COM AP BIO GRP   038020103      317   15290 SH       SOLE              15290      0    0
APPLIED MATLS INC              COM              038222105      274   12190 SH       SOLE              12190      0    0
BANK OF AMERICA CORPORATION    COM              060505104     2011   25005 SH       SOLE              25005      0    0
BANK NOVA SCOTIA HALIFAX       COM              064149107      289    7390 SH       SOLE               7390      0    0
BANK ONE CORP                  COM              06423A103     1192   26155 SH       SOLE              26155      0    0
BECTON DICKINSON & CO          COM              075887109      438   10650 SH       SOLE              10650      0    0
BED BATH & BEYOND INC          COM              075896100      370    8525 SH       SOLE               8525      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      346     123 SH       SOLE                123      0    0
CANON INC                      ADR              138006309      566   11885 SH       SOLE              11885      0    0
CARDINAL HEALTH INC            COM              14149Y108      896   14645 SH       SOLE              14645      0    0
CARNIVAL CORP                  PAIRED CTF       143658300      585   14725 SH       SOLE              14725      0    0
CENTURYTEL INC                 COM              156700106     1467   44970 SH       SOLE              44970      0    0
CHUBB CORP                     COM              171232101      261    3830 SH       SOLE               3830      0    0
CINCINNATI FINL CORP           COM              172062101      279    6675 SH       SOLE               6675      0    0
CISCO SYS INC                  COM              17275R102     3161  130442 SH       SOLE             130442      0    0
CITIGROUP INC                  COM              172967101     2965   61081 SH       SOLE              61081      0    0
COSTCO WHSL CORP NEW           COM              22160K105      433   11640 SH       SOLE              11640      0    0
COX COMMUNICATIONS INC NEW     CL A             224044107      296    8580 SH       SOLE               8580      0    0
DANAHER CORP DEL               COM              235851102      875    9535 SH       SOLE               9535      0    0
DELL INC                       COM              24702R101     1970   57976 SH       SOLE              57976      0    0
DUKE ENERGY CORP               COM              264399106      311   15215 SH       SOLE              15215      0    0
EBAY INC                       COM              278642103      587    9090 SH       SOLE               9090      0    0
ECOLAB INC                     COM              278865100      952   34775 SH       SOLE              34775      0    0
EMERSON ELEC CO                COM              291011104      286    4415 SH       SOLE               4415      0    0
ENTERGY CORP NEW               COM              29364G103     1688   29550 SH       SOLE              29550      0    0
EXXON MOBIL CORP               COM              30231G102     2958   72143 SH       SOLE              72143      0    0
FIFTH THIRD BANCORP            COM              316773100      663   11225 SH       SOLE              11225      0    0
FIRST DATA CORP                COM              319963104      555   13515 SH       SOLE              13515      0    0
FISERV INC                     COM              337738108      353    8920 SH       SOLE               8920      0    0
GENERAL ELEC CO                COM              369604103     3675  118620 SH       SOLE             118620      0    0
HOME DEPOT INC                 COM              437076102      600   16895 SH       SOLE              16895      0    0
IMPERIAL OIL LTD               COM NEW          453038408      249    7245 SH       SOLE               7245      0    0
INTEL CORP                     COM              458140100     1676   52280 SH       SOLE              52280      0    0
INTERACTIVECORP                COM              45840Q101      566   16685 SH       SOLE              16685      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1683   18160 SH       SOLE              18160      0    0
INTERNATIONAL GAME TECHNOLOG   COM              459902102      489   13705 SH       SOLE              13705      0    0
INTERPUBLIC GROUP COS INC      COM              460690100      306   19615 SH       SOLE              19615      0    0
INTUIT                         COM              461202103      900   17025 SH       SOLE              17025      0    0
ISHARES INC                    MSCI JAPAN       464286848      538   55855 SH       SOLE              55855      0    0
ISHARES TR                     MSCI EAFE IDX    464287465      683    4995 SH       SOLE               4995      0    0
ISHARES TR                     RUSSELL 2000     464287655     2921   26365 SH       SOLE              26365      0    0
JABIL CIRCUIT INC              COM              466313103      639   22590 SH       SOLE              22590      0    0
JOHNSON & JOHNSON              COM              478160104     2236   43285 SH       SOLE              43285      0    0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      220    5132 SH       SOLE               5132      0    0
KOHLS CORP                     COM              500255104      309    6865 SH       SOLE               6865      0    0
LILLY ELI & CO                 COM              532457108      369    5240 SH       SOLE               5240      0    0
LOWES COS INC                  COM              548661107      854   15415 SH       SOLE              15415      0    0
MBNA CORP                      COM              55262L100      749   30145 SH       SOLE              30145      0    0
MEDTRONIC INC                  COM              585055106     2684   55225 SH       SOLE              55225      0    0
METLIFE INC                    COM              59156R108     1470   43670 SH       SOLE              43670      0    0
MICROSOFT CORP                 COM              594918104     2220   81112 SH       SOLE              81112      0    0
NATIONAL INSTRS CORP           COM              636518102      446    9805 SH       SOLE               9805      0    0
NORTHERN TR CORP               COM              665859104      456    9850 SH       SOLE               9850      0    0
OMNICOM GROUP INC              COM              681919106      675    7725 SH       SOLE               7725      0    0
ORACLE CORP                    COM              68389X105      189   14285 SH       SOLE              14285      0    0
PAYCHEX INC                    COM              704326107      923   24805 SH       SOLE              24805      0    0
PEPSICO INC                    COM              713448108     2781   59655 SH       SOLE              59655      0    0
PFIZER INC                     COM              717081103     5522  156303 SH       SOLE             156303      0    0
PINNACLE WEST CAP CORP         COM              723484101      347    8660 SH       SOLE               8660      0    0
PRAXAIR INC                    COM              74005P104     1278   33445 SH       SOLE              33445      0    0
PROCTER & GAMBLE CO            COM              742718109     2687   26905 SH       SOLE              26905      0    0
RADIOSHACK CORP                COM              750438103      325   10590 SH       SOLE              10590      0    0
RAYTHEON CO                    COM NEW          755111507      286    9520 SH       SOLE               9520      0    0
ROBERT HALF INTL INC           COM              770323103      529   22650 SH       SOLE              22650      0    0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      760   14510 SH       SOLE              14510      0    0
SBC COMMUNICATIONS INC         COM              78387G103      326   12495 SH       SOLE              12495      0    0
SLM CORP                       COM              78442P106     1027   27265 SH       SOLE              27265      0    0
SPDR TR                        UNIT SER 1       78462F103     4617   41486 SH       SOLE              41486      0    0
SCHLUMBERGER LTD               COM              806857108      485    8865 SH       SOLE               8865      0    0
SOUTHWEST AIRLS CO             COM              844741108      260   16105 SH       SOLE              16105      0    0
STAPLES INC                    COM              855030102      431   15775 SH       SOLE              15775      0    0
STARBUCKS CORP                 COM              855244109      641   19345 SH       SOLE              19345      0    0
STRYKER CORP                   COM              863667101     1054   12400 SH       SOLE              12400      0    0
SYMANTEC CORP                  COM              871503108      409   11850 SH       SOLE              11850      0    0
SYSCO CORP                     COM              871829107     1035   27800 SH       SOLE              27800      0    0
UNION PAC CORP                 COM              907818108      287    4135 SH       SOLE               4135      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     4652   49085 SH       SOLE              49085      0    0
UNOCAL CORP                    COM              915289102      512   13895 SH       SOLE              13895      0    0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      799   31892 SH       SOLE              31892      0    0
WAL MART STORES INC            COM              931142103     1537   28980 SH       SOLE              28980      0    0
WALGREEN CO                    COM              931422109      626   17195 SH       SOLE              17195      0    0
WELLS FARGO & CO NEW           COM              949746101     2150   36505 SH       SOLE              36505      0    0
WHOLE FOODS MKT INC            COM              966837106      344    5130 SH       SOLE               5130      0    0
WYETH                          COM              983024100     1345   31680 SH       SOLE              31680      0    0


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